                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-7347

                                ADVISOR FUNDS II
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder EAFE® Equity Index Fund

Annual Report to Shareholders

December 31, 2004

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Scudder EAFE® Equity Index Fund

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Trustees and Officers

Scudder EAFE® Equity Index Portfolio

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Additionally, the fund may not be able to mirror the MSCI EAFE® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary December 31, 2004

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the fund's investment advisor. There is no guarantee that the fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Average Annual Total Returns as of 12/31/04
Scudder EAFE® Equity Index Fund	1-Year	3-Year	5-Year	Life of Class*
Institutional Class**	19.42%	10.75%	-2.06%	4.74%
MSCI EAFE® Index+	20.25%	11.89%	-1.13%	5.01%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* The Fund commenced operations on January 24, 1996. Index returns begin January 31, 1996.

** On August 13, 2004, Premier Class shares of the Fund were renamed to Institutional Class.

Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 12/31/04	$ 11.89
12/31/03	$ 10.35
Distribution Information: Twelve Months: Income Dividends as of 12/31/04	$ .43

Institutional Class Lipper Rankings — International Large-Cap Core Funds Category as of 12/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	117	of	288	41
3-Year	106	of	241	44
5-Year	94	of	177	53

Source: Lipper Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Growth of an Assumed $1,000,000 Investment
[] Scudder EAFE® Equity Index Fund — Institutional Class [] MSCI EAFE® Index+

Yearly periods ended December 31
Comparative Results as of 12/31/2004
Scudder EAFE® Equity Index Fund		1-Year	3-Year	5-Year	Life of Class*
Institutional Class**	Growth of $1,000,000	$1,194,200	$1,358,500	$901,200	$1,512,700
	Average annual total return	19.42%	10.75%	-2.06%	4.74%
MSCI EAFE® Index+	Growth of $1,000,000	$1,202,500	$1,408,800	$944,500	$1,546,800
	Average annual total return	20.25%	11.89%	-1.13%	5.01%

The growth of $1,000,000 is cumulative.

The minimum investment for the Institutional Class is $1,000,000.

* The Fund commenced operations on January 24, 1996. Index returns begin January 31, 1996.

** On August 13, 2004, Premier Class shares of the Fund were renamed to Institutional Class.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2004
Actual Fund Return	Institutional Class
Beginning Account Value 7/1/04	$ 1,000.00
Ending Account Value 12/31/04	$ 1,145.20
Expenses Paid per $1,000*	$ 2.14
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 7/1/04	$ 1,000.00
Ending Account Value 12/31/04	$ 1,023.21
Expenses Paid per $1,000*	$ 2.01

* Expenses are equal to the Fund's annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio	Institutional Class
Scudder EAFE® Equity Index Fund	.40%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Scudder EAFE® Equity Index Fund: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for EAFE® Equity Index Portfolio, in which the fund invests all of its assets. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the portfolio. As of December 31, 2004, they had approximately $274 billion of assets under management.

A group of investment professionals is responsible for the day-to-day management of the portfolio.

In the following interview, the portfolio management team discusses Scudder EAFE® Equity Index Fund's market environment and performance during the 12-month period ended December 31, 2004.

Q:  How did Scudder EAFE Equity Index Fund perform over the annual period?

A:  For the 12-month period, Scudder EAFE Equity Index Fund's Institutional Class Shares produced a positive total return of 19.42%, as compared with a return of 20.25% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index.1 The broad-based MSCI EAFE Index is a group of international company stocks that is not available for direct investment. (Past performance is no guarantee of future results. Please see pages 3 through 4 for more complete performance information.)

1 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q:  What were the primary factors affecting the international equity markets during the past 12 months?

A:  Despite periodic bouts of volatility, international equities delivered robust performance for 2004. The continued strength in corporate earnings and worldwide economic growth provided a positive underpinning for the global markets, outweighing factors such as rising oil prices, higher US interest rates and concerns related to the direction of growth in China. The MSCI EAFE Index returned 20.25% for the year, following on the heels of a return of almost 38.59% in 2003. The bulk of the gain came in the second half of the year, as the year-to-date return for the index was just 4.56% at the halfway point on June 30, 2004. Markets chopped sideways through much of the summer, then embarked on a powerful rally that persisted until year-end. The index produced a stellar return of 15.32% in the fourth quarter.

For US investors, the performance of international equities gained a substantial boost from the weakness of the US dollar and the corresponding strength in foreign currencies such as the euro and the yen. The rally in foreign currencies added 10.02% to the return of the MSCI EAFE Index, almost half of its total increase in 2004.

Q:  How did the regions that the MSCI EAFE Index comprises perform?

A:  For the year, in dollar terms, Austria (+71.50%) and Norway (+53.20%) were the top country performers. The worst-performing county was Finland, which was still up 6.10% in dollar terms. On a regional basis, Europe (+18.0%) performed the best as its markets neared a 2½-year high. While growth remains slow in the euro-block countries, the accommodative interest rate policy of the European Central Bank, in combination with the prospect of lower taxes across the region in 2005, served as a positive foundation for its stock markets. The Pacific region was close behind Europe with a gain of 17.0%. Notably, Japan's market completed its first consecutive yearly gain in almost a decade. Its economy expanded for a fourth consecutive year, the longest growth streak since 1997, as growth in the United States and China — the country's two largest export markets — helped sustain a recovery.

Q:  Which sectors within the MSCI EAFE Index were the best and worst performers?

A:  Turning to sector performance, energy and basic materials stocks produced very strong returns due to both rising demand and rising prices for oil and other commodities. Utilities also performed very well, reflecting investors' thirst for higher-yielding investments. Health care, which was hurt by weakness in large-cap pharmaceutical stocks, and technology, which declined on fears of slower sales industry wide, both underperformed by a substantial margin.

Q:  Any final thoughts for investors?

A:  Given the portfolio's strategy of seeking to provide returns that approximate those of the benchmark, portfolio activity during the year reflected the additions, deletions and adjustments made to the MSCI EAFE Index. Our goal is to maintain a fully invested posture, replicating the return and risk characteristics of the index. The index itself provides broad-based exposure to 21 of the largest developed markets outside the United States, across all sectors of the economy.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary December 31, 2004

Geographic Diversification (Excludes Cash Equivalents)	12/31/04	12/31/03

United Kingdom	25%	27%
Japan	22%	21%
France	9%	9%
Switzerland	7%	7%
Germany	7%	7%
Australia	5%	5%
Netherlands	5%	5%
Italy	4%	4%
Spain	4%	4%
Other	12%	11%
	100%	100%
Sector Diversification (Excludes Cash Equivalents)	12/31/04	12/31/03

Financials	28%	26%
Consumer Discretionary	13%	13%
Industrials	9%	9%
Consumer Staples	8%	8%
Energy	8%	8%
Health Care	8%	9%
Telecommunication Services	8%	8%
Materials	7%	7%
Information Technology	6%	6%
Utilities	5%	—
Other	—	6%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at December 31, 2004 (15.0% of Net Assets)	Country	Percent
1. BP PLC Exporter and producer of oil and natural gas	United Kingdom	2.2%
2. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	2.0%
3. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	1.9%
4. GlaxoSmithKline PLC Developer of vaccines and health-related consumer products	United Kingdom	1.5%
5. Total SA Producer of oil and natural gas	France	1.4%
6. Novartis AG (Registered) Manufacturer of pharmaceutical and nutrition products	Switzerland	1.3%
7. Royal Dutch Petroleum Co. Exporter and producer of oil and natural gas	Netherlands	1.3%
8. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.2%
9. Nestle SA (Registered) Producer and seller of food products	Switzerland	1.1%
10. Royal Bank of Scotland Group PLC Provider of a wide range of financial services	United Kingdom	1.1%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 28. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2004
Assets
Investment in the EAFE® Equity Index Portfolio, at value	$ 284,968,639
Receivable for Fund shares sold	279,069
Other assets	7,009
Total assets	285,254,717
Liabilities
Payable for Fund shares redeemed	69,134
Other accrued expenses and payables	98,712
Total liabilities	167,846
Net assets, at value	$ 285,086,871
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(1,340,254)
Net unrealized appreciation (depreciation) on investments	66,838,526
Accumulated net realized gain (loss)	(46,931,518)
Paid-in capital	266,520,117
Net assets, at value	$ 285,086,871
Net Asset Value
Net Asset Value, offering and redemption price per share ($285,086,871 ÷ 23,968,389 shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 11.89

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2004
Investment Income
Net investment income allocated from the EAFE® Equity Index Portfolio: Dividends (net of foreign taxes withheld of $606,653)	$ 5,482,249
Dividends from Cash Management Fund Institutional	169,995
Interest	94,204
Expenses(a)	(844,935)
Net investment income from the EAFE® Equity Index Portfolio	4,901,513
Expenses: Administrator service fee	361,783
Auditing fees	23,268
Legal fees	19,849
Trustees' fees and expenses	7,847
Reports to shareholders	18,785
Registration fees	26,090
Other	7,813
Total expenses, before expense reductions	465,435
Expense reductions	(344,876)
Total expenses, after expense reductions	120,559
Net investment income (loss)	4,780,954
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(1,852,931)
Futures	2,625,866
Foreign currency related transactions	2,801,302
3,574,237
Net unrealized appreciation (depreciation) during the period on: Investments	38,746,510
Futures	68,428
Foreign currency related transactions	(690,335)
38,124,603
Net gain (loss) on investment transactions	41,698,840
Net increase (decrease) in net assets resulting from operations	$ 46,479,794

a For the year ended December 31, 2004, the Advisor for the EAFE® Equity Index Portfolio waived fees in the amount of $89,156, all of which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2004	2003
Operations: Net investment income (loss)	$ 4,780,954	$ 3,406,296
Net realized gain (loss) on investment transactions	3,574,237	951,679
Net unrealized appreciation (depreciation) on investment transactions during the period	38,124,603	56,970,370
Net increase (decrease) in net assets resulting from operations	46,479,794	61,328,345
Distributions to shareholders from: Net investment income	(10,001,126)	(4,691,014)
Fund share transactions: Proceeds from shares sold	69,455,677	299,950,673
Subscription in-kind	—	11,066,674
Reinvestment of distributions	9,084,704	4,500,342
Cost of shares redeemed	(60,738,784)	(278,001,936)
Net increase (decrease) in net assets from Fund share transactions	17,801,597	37,515,753
Increase (decrease) in net assets	54,280,265	94,153,084
Net assets at beginning of period	230,806,606	136,653,522
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $1,340,254 and $1,077,744, respectively)	$ 285,086,871	$ 230,806,606

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2004[a]	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.35	$ 7.77	$ 9.46	$ 12.27	$ 14.58
Income (loss) from investment operations: Net investment income (loss)	.33	.17[b]	.16[b]	.19	.25
Net realized and unrealized gain (loss) on investment transactions	1.64	2.64	(1.72)	(2.87)	(2.47)
Total from investment operations	1.97	2.81	(1.56)	(2.68)	(2.22)
Less distributions from: Net investment income	(.43)	(.23)	(.13)	(.13)	(.02)
Net realized gains on investment transactions	—	—	—	—	(.07)
Total distributions	(.43)	(.23)	(.13)	(.13)	(.09)
Net asset value, end of period	$ 11.89	$ 10.35	$ 7.77	$ 9.46	$ 12.27
Total Return (%)[c]	19.42	36.45	(16.63)	(21.75)	(15.22)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	285	231	137	140	171
Ratio of expenses before expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.58	.60	.65	.63	.65
Ratio of expenses after expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.40	.40	.40	.40	.40
Ratio of net investment income (loss) (%)	1.98	1.99	1.83	1.68	1.59

[a] On August 13, 2004, the Fund's Premier Class shares were renamed to Institutional Class.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

EAFE® Equity Index Fund — Institutional Class ("Scudder EAFE® Equity Index Fund" or the "Fund") is a diversified series of the Scudder Advisor Funds II (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the EAFE® Equity Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information.

On December 31, 2004, the Fund owned approximately 100% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $42,600,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($13,400,000), December 31, 2009 ($14,100,000), December 31, 2010 ($14,900,000) and December 31, 2011 ($200,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio's financial statements for a breakdown of the appreciation/depreciation from investments.

At December 31, 2004, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 453,823
Capital loss carryforwards	$ 42,600,000

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2004	2003
Distributions from ordinary income*	$ 10,001,126	$ 4,691,014

* For tax purposes short-term capital gains and foreign currency distributions are considered ordinary income distributions.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both indirect, wholly owned subsidiaries of Deutsche Bank AG.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the year ended December 31, 2004, the Advisor and Administrator contractually agreed to waive their fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses at 0.40%, including expenses allocated from the Portfolio. Accordingly, for the year ended December 31, 2004, the Administrator Service Fee was $361,783, of which $344,876 was waived.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended December 31, 2004		Year Ended December 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold	6,470,054	$ 69,455,677	35,434,212	$ 299,950,673
Subscriptions in-kind			1,534,906	$ 11,066,674
Shares issued to shareholders in reinvestment of distributions	787,494	$ 9,084,704	497,201	$ 4,500,342
Shares redeemed	(5,599,016)	$ (60,738,784)	(32,737,885)	$ (278,001,936)
Net increase (decrease)	1,658,532	$ 17,801,597	4,728,434	$ 37,515,753

D. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2004 there were two unaffiliated shareholders who held 37%,and 19%, respectively, and one affiliated shareholder who held 10% of the outstanding shares of the Fund.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Advisors Funds II and Shareholders of EAFE® Equity Index Fund — Institutional Class:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE® Equity Index Fund — Institutional Class (the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts February 28, 2005	PricewaterhouseCoopers LLP
Tax Information (Unaudited)

The Fund paid foreign taxes of $606,653 and earned $5,673,068 of foreign source income year during the year ended December 31, 2004. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $.03 per share as foreign taxes paid and $.24 per share as income earned from foreign sources for the year ended December 31, 2004.

For federal income tax purposes, the Fund designates $6,300,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Trustees and Officers

The following individuals hold the same position with the fund and the Scudder Investment Portfolios.

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Joseph R. Hardiman 5/27/37 Chairman since 2004 Trustee since 2002

Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998-January 2004) and Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).

		54
Richard R. Burt 2/3/47 Trustee since 2002

Chairman, Diligence LLC (international information collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001), Chairman of the Board, Weirton Steel Corporation[3] (April 1996-2004).

		56
S. Leland Dill 3/28/30 Trustee since 1986 for the fund and since 1993 for the Scudder Investment Portfolios	Trustee, Phoenix Euclid Market Neutral Funds (since May 1998), Phoenix Funds (24 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix Zweig Series Trust (September 1989-May 2004).	54
Martin J. Gruber 7/15/37 Trustee since 1992 for the fund and since 1999 for the Scudder Investment Portfolios	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Trustee of the TIAA-CREF mutual funds (53 portfolios) (since February 2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001).	54
Richard J. Herring 2/18/46 Trustee since 1995 for the fund and since 1999 for the Scudder Investment Portfolios	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	54
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	54
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	54
Philip Saunders, Jr. 10/11/35 Trustee since 1986 for the fund and since 1993 for the Scudder Investment Portfolios	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	54
William N. Searcy 9/3/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-October 2003).	54
Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
William N. Shiebler[4] 2/6/42 Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999).	137
Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Julian F. Sluyters[5] 7/14/60 President and Chief Executive Officer, 2004-present

Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management.

Kenneth Murphy[6] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000 to present). Formerly, Director, John Hancock Signature Services (1992-2000).
Paul H. Schubert[5] 1/11/63 Chief Financial Officer, 2004-present

Managing Director, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004).

Charles A. Rizzo[6] 8/5/57 Treasurer since 2002

Managing Director, Deutsche Asset Management (since April 2004). Formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

John Millette[6] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Lisa Hertz[5] 8/21/70 Assistant Secretary since 2004	Assistant Vice President, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003

Managing Director, Deutsche Asset Management (2002 to present) and Director, Deutsche Global Funds Ltd. (2002 to present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[6] 4/1/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Kevin M. Gay[6] 11/12/59 Assistant Treasurer since 2004	Vice President, Deutsche Asset Management.
Salvatore Schiavone[6] 11/3/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[6] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Philip Gallo[5] 8/2/62 Chief Compliance Officer, 2004-present	Managing Director, Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Advisor Funds II of which this fund is a series and Scudder Investment Portfolios.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 280 Park Avenue, New York, New York.

5 Address: 345 Park Avenue, New York, New York.

6 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

(The following financial statements of the EAFE® Equity Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of December 31, 2004

	Shares	Value ($)

Common Stocks 94.0%
Australia 4.8%
Alumina Ltd.	32,621	151,895
Amcor Ltd.	30,791	177,407
AMP Ltd.	60,708	345,496
Ansell Ltd.	2,546	17,823
Aristocrat Leisure Ltd.	9,700	75,658
Australia & New Zealand Banking Group Ltd.	56,364	909,743
Australian Gas & Light Co., Ltd.	16,260	174,623
Australian Stock Exchange Ltd.	1,531	24,483
AXA Asia Pacific Holdings Ltd.	14,672	47,156
BHP Billition Ltd.	115,367	1,387,291
BlueScope Steel Ltd.	21,560	139,432
Boral Ltd.	13,615	73,322
Brambles Industries Ltd.	33,919	184,794
Centro Properties Group	24,948	113,038
CFS Gandel Retail Trust	44,066	55,269
Coca-Cola Amatil Ltd.	12,287	78,306
Cochlear Ltd.	1,114	22,050
Coles Myer Ltd.	31,688	244,925
Commonwealth Bank of Australia	36,514	918,809
Commonwealth Property Office Fund	22,142	21,696
Computershare Ltd.	10,718	47,638
CSL Ltd.	6,037	138,423
CSR Ltd.	25,654	53,493
DB RREEF Trust	47,424	49,072
Foster's Group Ltd.	66,505	301,852
Futuris Corp., Ltd.	10,768	18,233
General Property Trust	69,712	204,381
Harvey Norman Holdings Ltd.	9,201	22,720
Iluka Resources Ltd.	2,479	12,223
ING Industrial Fund	9,833	16,649
Insurance Australia Group Ltd.	48,929	246,626
Investa Property Group	30,734	54,449
James Hardie Industries NV	10,043	52,747
John Fairfax Holdings Ltd.	24,824	88,541
Leighton Holdings	4,873	47,100
Lend Lease Corp., Ltd.	10,876	112,966
Lion Nathan Ltd.	5,624	37,914
Macquarie Bank Ltd.	5,968	217,542
Macquarie Goodman Industrial Trust	32,462	60,309
Macquarie Infrastructure Group	67,215	179,145
Mayne Group Ltd.	22,896	76,459
Mirvac Group	19,688	75,624
National Australia Bank Ltd.	46,000	1,039,232
Newcrest Mining Ltd.	9,231	126,271
Onesteel Ltd.	8,598	17,322
Orica Ltd.	7,714	123,178
Origin Energy Ltd.	16,447	88,831
Pacific Brands Ltd.	8,016	20,045
Paperlinx Ltd.	8,341	30,862
Patrick Corp., Ltd.	10,128	52,241
Perpetual Trustees Australia Ltd.	713	35,156
Publishing & Broadcasting Ltd.	2,483	34,062
Qantas Airways Ltd.	17,730	51,564
QBE Insurance Group Ltd.	21,944	264,049
Rinker Group Ltd.	31,915	266,444
Rio Tinto Ltd.	10,238	313,960
Santos Ltd.	15,472	102,850
Sonic Healthcare Ltd.	4,459	42,574
Southcorp Ltd.*	16,569	55,720
Stockland	42,542	199,759
Stockland Trust Group*	1,268	5,889
Suncorp Metway Ltd.	18,132	247,034
TABCORP Holding Ltd.	17,199	233,112
Telstra Corp., Ltd.	71,587	275,535
Toll Holdings Ltd.	4,071	40,816
Transurban Group	21,302	111,881
Wesfarmers Ltd.	11,991	374,110
Westfield Group*	45,188	581,998
Westpac Banking Corp., Ltd.	55,280	844,579
WMC Resources Ltd.	33,087	187,264
Woodside Petroleum Ltd.	15,662	246,777
Woolworths Ltd.	33,547	394,725
(Cost $8,087,723)		13,685,162
Austria 0.3%
Bank Austria Creditanstalt	990	89,486
Boehler-Uddeholm AG	260	32,860
Erste Bank der Oesterreichischen Sparkassen AG	3,980	212,606
Flughafen Wien AG	250	18,928
Immofinanz Immobilien Anlagen AG*	8,137	77,864
Mayr Melnhof Karton AG	150	25,547
Oesterreichische Elektrizititaetswirtschafts AG "A"	110	24,506
OMV AG	400	120,533
RHI AG*	250	7,578
Telekom Austria AG	8,527	161,685
VA Technologie AG*	260	20,674
Voestalpine AG	670	52,046
Wienerberger AG	1,860	88,866
(Cost $459,699)		933,179
Belgium 1.2%
Agfa Gevaert NV	2,975	100,933
Barco NV	214	19,794
Bekaert NV	369	29,467
Belgacom SA*	4,600	198,831
Cofinimmo	119	19,475
Colruyt NV	515	83,722
Compagnie Maritime Belge SA	830	23,184
Delhaize Group	1,934	147,081
Dexia	18,882	434,262
Electrabel SA	830	370,042
Euronav SA	830	21,548
Fortis	35,211	973,962
Groupe Bruxelles Lambert SA	2,067	168,293
Interbrew	5,245	203,469
KBC Bankverzekeringsholding	3,275	251,512
Mobistar SA*	744	69,728
Omega Pharma SA	424	20,315
SA D'Ieteren NV	90	16,699
Solvay SA	1,927	212,161
UCB SA	2,390	121,498
Umicore	632	59,489
(Cost $2,263,019)		3,545,465
Denmark 0.7%
A P Moller — Maersk AS "B"	33	272,560
Bang & Olufsen AS "B"	261	19,506
Carlsberg AS "B"	750	37,962
Coloplast AS "B"	812	44,587
Danisco AS	1,398	85,323
Danske Bank AS	13,180	404,006
De Sammensluttede Vognmaend AS	462	31,320
FLS Industries AS "B"*	744	14,003
GN Store Nord AS	6,554	70,659
H. Lundbeck AS	2,105	46,927
ISS AS	1,269	70,841
Kobenhavns Lufthavne AS	143	30,390
NKT Holding AS	557	16,234
Novo Nordisk AS "B"	7,715	421,519
Novozymes AS "B"	1,619	82,244
Ostasiatiske Kompagni	461	24,219
TDC AS	5,564	235,623
Topdanmark AS*	740	58,280
Vestas Wind Systems AS*	4,479	55,654
William Demant Holding AS*	765	35,926
(Cost $1,075,312)		2,057,783
Finland 1.3%
Amer Group Ltd.	2,100	36,679
Elisa Communications Oyj*	4,300	69,319
Fortum Oyj	10,500	194,386
Kesko Oyj	1,900	46,357
Kone Corp. "B"	1,200	93,120
Metso Oyj	2,800	44,377
Nokia Oyj	140,500	2,219,125
Nokian Renkaat Oyj	200	30,393
Orion-yhtyma Oy "B"	1,400	22,664
Outokumpu Oyj	2,400	42,898
Pohjola Group PLC	1,500	17,310
Rautaruukki Oyj	200	2,376
Sampo Oyj "A"	10,400	143,624
Stora Enso Oyj "R"	19,100	292,588
TietoEnator Oyj	2,400	76,335
UPM-Kymmene Oyj	15,900	353,574
Uponor Oyj	1,800	33,666
Wartsila Oyj	1,800	38,363
(Cost $3,196,632)		3,757,154
France 8.6%
Accor SA	5,984	261,988
Air France	2,837	54,064
Alcatel SA*	36,197	563,349
Alstom*	114,339	87,033
Atos Origin SA*	958	65,069
Autoroutes du Sud de la France	1,962	98,673
Axa	43,162	1,066,583
BNP Paribas SA	24,119	1,747,373
Bouygues SA	6,003	277,426
Business Objects SA*	1,527	38,564
Cap Gemini SA*	4,140	132,579
Carrefour SA	17,488	832,920
Casino Guichard-Perrachon SA	913	72,970
CNP Assurances	777	55,658
Compagnie de Saint-Gobain	9,556	575,672
Compagnie Generale des Etablissements Michelin "B"	4,169	267,412
Credit Agricole SA	19,521	589,053
Dassault Systemes SA	1,686	85,022
Essilor International SA	2,772	217,216
France Telecom SA*	44,107	1,460,441
Gecina SA	688	68,173
Groupe Danone	7,393	682,825
Hermes International	203	40,506
Imerys SA	1,152	96,692
Klepierre	490	43,392
L' Air Liquide SA	3,353	619,829
L'Oreal SA	9,317	707,292
Lafarge SA	5,134	495,466
Lagardere S.C.A.	3,966	286,251
LVMH Moet- Hennessy Louis Vuitton SA	7,533	576,980
Pernod Ricard	1,509	231,160
Pinault-Printemps-Redoute SA	2,145	214,733
PSA Peugeot Citroen	5,315	337,380
Publicis Groupe	3,446	111,713
Renault SA	5,717	478,295
Sagem SA*	2,520	53,709
Sanofi-Aventis	29,665	2,370,942
Schneider Electric SA	6,836	475,742
Societe BIC SA	1,073	53,964
Societe Generale	10,151	1,027,242
Societe Television Francaise 1	3,076	100,136
Sodexho Alliance SA	2,348	71,043
Suez SA	23,651	630,736
Technip SA	503	92,984
Thales SA	1,826	87,664
Thomson SA	6,647	175,729
Total SA	17,716	3,869,731
Total SA VVPR Strip*	972	13
Unibail	1,339	210,760
Valeo SA	1,746	73,096
Veolia Environnement	7,917	286,570
Vinci SA	2,300	308,876
Vivendi Universal SA*	31,045	991,229
Zodiac SA	882	41,061
(Cost $17,633,207)		24,460,979
Germany 6.3%
Adidas-Salomon AG	1,369	220,972
Allianz AG (Registered)	9,328	1,237,478
Altana AG	1,800	113,794
BASF AG	15,829	1,140,325
Bayer AG	20,046	679,553
Bayerische Hypo-und Vereinsbank AG*	16,106	365,598
Bayerische Hypo-und Vereinsbank AG*	3,122	71,207
Beiersdorf AG	650	75,629
Celesio AG	1,138	92,562
Commerzbank AG*	13,926	286,962
Continental AG	3,792	240,859
DaimlerChrysler AG	26,087	1,250,275
Deutsche Bank AG (Registered) (d)	14,824	1,316,167
Deutsche Boerse AG	3,041	183,030
Deutsche Lufthansa AG*	5,550	79,587
Deutsche Post AG	13,810	317,234
Deutsche Telekom AG (Registered)*	82,469	1,866,398
Douglas Holdings AG	650	22,971
E.ON AG	18,801	1,713,735
Epcos AG*	1,350	20,185
Fresenius Medical Care AG	900	72,433
HeidelbergCement AG	1,474	88,757
HeidelbergCement AG*	104	0
Hypo Real Estate Holdings AG*	3,574	148,168
Infineon Technologies AG*	18,993	206,014
KarstadtQuelle AG	2,059	21,242
Linde AG	2,166	135,607
MAN AG	2,650	102,081
Merck KGaA	1,340	92,199
Metro AG	4,558	250,854
MLP AG	1,150	22,806
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,523	679,020
Puma AG	455	125,114
RWE AG	11,972	662,309
SAP AG	6,226	1,111,997
Schering AG	5,089	380,516
Siemens AG	24,226	2,054,122
Suedzucker AG	1,150	23,916
ThyssenKrupp AG	8,500	187,169
TUI AG	3,161	74,847
Volkswagen AG	6,937	314,461
(Cost $13,502,658)		18,048,153
Greece 0.5%
Alpha Bank AE	6,274	218,827
Coca-Cola Hellenic Bottling Co. SA	2,520	61,655
Cosmote Mobile Telelcommunications SA	2,220	44,418
EFG Eurobank Ergasias	5,790	198,798
Emporiki Bank of Greece SA	1,550	49,216
Germanos SA	630	18,668
Greek Organization of Football Prognostics	4,851	134,116
Hellenic Petroleum SA	2,970	32,296
Hellenic Technodomiki SA	2,280	10,289
Hellenic Telecommunications Organization SA	8,800	158,130
Intracom SA	2,190	11,847
National Bank of Greece SA	8,871	292,766
Piraeus Bank SA	2,850	49,818
Public Power Corp.	3,486	97,515
Titan Cement Co.	2,230	66,078
Viohalco, Hellenic Copper and Aluminum Industry SA	3,290	29,962
(Cost $967,975)		1,474,399
Hong Kong 1.6%
ASM Pacific Technology Ltd.	5,000	17,980
Bank of East Asia Ltd.	37,971	117,977
BOC Hong Kong Holdings Ltd.	115,000	219,711
Cathay Pacific Airways Ltd.	35,000	66,193
Cheung Kong (Holdings) Ltd.	46,000	460,136
Cheung Kong Infrastrucure Holdings Ltd.	10,000	28,947
CLP Holdings Ltd.	55,600	319,035
Esprit Holdings Ltd.	28,815	174,239
Giordano International Ltd.	26,000	16,391
Hang Lung Properties Ltd.	26,000	40,141
Hang Seng Bank Ltd.	23,600	327,917
Henderson Land Development Co., Ltd.	21,000	109,421
Hong Kong & China Gas Co., Ltd.	114,887	237,971
Hong Kong Electric Holdings Ltd.	42,000	191,825
Hong Kong Exchange & Clearing Ltd.	36,000	96,569
Hopewell Holdings Ltd.	14,000	35,933
Hutchison Telecommunications International Ltd.*	30,000	27,211
Hutchison Whampoa Ltd.	65,100	609,315
Hysan Development Co.	13,590	28,499
Johnson Electric Holdings Ltd.	36,000	34,969
Kerry Properties Ltd.	11,156	23,826
Kingboard Chemical Holdings Ltd.	8,900	18,893
Li & Fung Ltd.	45,000	75,842
MTR Corp., Ltd.	39,301	62,951
New World Development Co., Ltd.	50,549	56,580
Orient Overseas International Ltd.	4,000	15,207
PCCW Ltd.	119,443	75,682
SCMP Group Ltd.	27,200	11,286
Shangri-La Asia Ltd.	26,499	38,865
Sino Land Co., Ltd.	32,301	31,999
Sun Hung Kai Properties Ltd. (REIT)	40,297	403,089
Swire Pacific Ltd. "A"	29,000	242,515
Techtronic Industries Co., Ltd.	30,000	65,614
Television Broadcasts Ltd.	9,000	41,684
Wharf Holdings Ltd.	39,102	136,835
Yue Yuen Industrial (Holdings) Ltd.	12,000	32,962
(Cost $3,565,939)		4,494,210
Ireland 0.9%
Allied Irish Banks PLC	25,931	541,037
Bank of Ireland PLC	25,404	420,235
Bank of Ireland PLC	3,791	63,123
CRH PLC	16,015	428,837
DCC PLC	2,107	47,255
Depfa Bank PLC	10,028	168,337
Eircom Group PLC*	12,232	28,764
Elan Corp. PLC*	11,819	314,874
Fyffes PLC	7,415	19,452
Grafton Group PLC*	5,343	58,100
Greencore Group PLC	4,282	17,577
Independent News & Media PLC	14,376	45,334
Irish Life & Permanent PLC	8,231	154,394
Kerry Group PLC	3,594	86,223
Kingspan Group PLC	2,310	22,136
Ryanair Holdings PLC*	5,147	36,729
Waterford Wedgwood PLC "Unit"*	23,345	1,967
(Cost $1,855,369)		2,454,374
Italy 4.1%
Alleanza Assicurazioni SpA	14,871	207,592
Assicurazioni Generali SpA	29,127	988,584
Autogrill SpA*	3,093	51,669
Autostrade SpA	8,189	219,279
Banca Antonventeta SpA*	6,183	163,042
Banca Fideuram SpA	8,881	45,992
Banca Intesa SpA	100,239	482,324
Banca Intesa SpA	24,962	107,218
Banca Monte dei Paschi di Siena SpA	34,695	123,793
Banca Nazionale del Lavoro SpA*	48,520	144,762
Banca Popolare di Milano	10,530	93,320
Banche Popolari Unite*	9,865	200,599
Banco Popolari di Verona e Novara	11,702	237,953
Benetton Group SpA	1,610	21,293
Bulgari SpA	3,349	41,379
Capitalia SpA	40,469	185,375
Edison SpA*	13,644	29,024
Enel SpA	111,203	1,092,834
Eni SpA	78,686	1,970,091
Fiat SpA*	16,336	131,008
FinecoGroup SpA*	2,988	23,069
Finmeccanica SpA	190,273	172,505
Gruppo Editoriale L'Espresso SpA	2,322	14,013
Italcementi SpA	2,001	32,230
Luxottica Group SpA	3,975	80,937
Mediaset SpA	18,639	236,376
Mediobanca SpA	14,771	239,123
Mediolanum SpA	6,085	43,588
Mondadori (Arnoldo) Editore SpA	3,666	42,306
Pirelli & C. Accomandita per Azioni	46,546	62,761
Riunione Adriatica di Sicurta SpA	8,549	193,360
San Paolo IMI SpA	29,776	429,020
SeatPagine Gialle SpA	90,262	41,591
Snam Rete Gas SpA	26,458	153,922
Telecom Italia Media SpA*	43,490	19,685
Telecom Italia Mobile SpA	115,787	865,609
Telecom Italia SpA	250,816	1,026,174
Telecom Italia SpA	170,368	553,459
Terna SpA	25,231	72,363
Tiscali SpA*	2,936	10,895
UniCredito Italiano SpA	134,472	773,164
(Cost $7,635,343)		11,623,281
Japan 20.6%
ACOM Co., Ltd.	2,300	172,158
Aderans Co., Ltd.	500	11,564
Advantest Corp.	2,300	197,297
Aeon Co., Ltd.	18,200	303,718
AEON Credit Services Co., Ltd.	330	24,572
Aiful Corp.	1,400	153,977
Aisin Seiki Co., Ltd.	5,000	126,622
Ajinomoto Co., Inc.	19,000	226,213
All Nippon Airways Co., Ltd.	9,000	31,356
Alps Electric Co., Ltd.	4,000	59,608
Amada Co., Ltd.	8,000	44,189
Aoyama Trading Co., Ltd.	900	24,505
Asahi Breweries, Ltd.	13,000	160,993
Asahi Glass Co., Ltd.	24,000	264,663
Asahi Kasei Corp.	37,000	185,235
Asatsu, Inc.	1,100	30,970
Autobacs Seven Co., Ltd.	1,100	32,151
Bandai Co., Ltd.	1,400	31,834
Bank of Yokohama Ltd.	38,000	239,563
Benesse Corp.	1,900	66,566
Bridgestone Corp.	20,000	398,165
Canon, Inc.	25,600	1,381,556
Capcom Co., Ltd.	600	5,703
Casio Computer Co., Ltd.	6,000	92,573
Central Glass Co., Ltd.	3,000	21,255
Central Japan Railway Co.	32	261,384
Chubu Electric Power Co., Inc.	20,400	489,743
Chugai Pharmaceutical Co., Ltd.	8,000	132,253
Citizen Watch Co., Ltd.	8,000	76,901
COMSYS Holdings Corp.	3,000	27,784
Credit Saison Co., Ltd.	3,500	127,403
CSK Corp.	2,000	90,563
Dai Nippon Printing Co., Ltd.	20,000	320,874
Daicel Chemical Industries Ltd.	6,000	33,961
Daiichi Pharmaceutical Co., Ltd.	8,000	172,929
Daikin Industries, Ltd.	6,000	173,319
Daimaru, Inc.	8,000	65,502
Dainippon Ink & Chemical, Inc.	21,000	48,365
Daito Trust Construction Co., Ltd.	2,900	137,826
Daiwa House Industry Co., Ltd.	16,000	181,907
Daiwa Securities Group, Inc.	36,000	259,979
Denki Kagaku Kogyo Kabushiki Kaisha	11,000	36,606
Denso Corp.	16,400	439,329
DENTSU, Inc.	49	131,980
Dowa Mining Co., Ltd.	10,000	65,092
East Japan Railway Co.	104	578,511
Ebara Corp.	8,000	36,928
Eisai Co., Ltd.	8,000	263,101
Electric Power Development Co., Ltd.*	4,600	128,838
FamilyMart Co., Ltd.	2,300	67,000
FANUC Ltd.	4,300	281,155
Fast Retailing Co., Ltd.	1,600	121,792
Fuji Electric Holdings Co., Ltd.	9,000	24,241
Fuji Photo Film Co., Ltd.	14,000	510,979
Fuji Television Network, Inc.	12	25,998
Fujikura Ltd.	11,000	50,668
Fujisawa Pharmaceutical Co., Ltd.	9,000	246,365
Fujitsu Ltd.	55,000	358,007
Hankyu Department Stores, Inc.	2,000	14,502
Hino Motors Ltd.	4,000	29,706
Hirose Electric Co., Ltd.	1,000	116,912
Hitachi Chemical Co., Ltd.	2,900	51,904
Hitachi Ltd.	98,000	679,028
Hitachi Software Engineering Co., Ltd.	300	6,851
Hokkaido Electric Power Co., Inc.	4,000	78,657
Hokugin Financial Group, Inc.	25,000	68,313
Honda Motor Co., Ltd.	22,800	1,181,497
House Food Corp.	3,000	43,330
Hoya Corp.	3,200	361,316
Isetan Co., Ltd.	6,000	69,972
Ishikawajima — Harima Heavy Industries Co., Ltd.*	35,000	48,160
ITO EN, Ltd.	500	25,959
Ito-Yokado Co., Ltd.	10,000	419,635
Itochu Corp.*	43,000	198,907
Itochu Techno-Science Corp.	600	24,007
JAFCO Co., Ltd.	600	40,753
Japan Airlines Systems Corp.*	19,000	55,070
Japan Real Estate Investment Corp. (REIT)	5	42,159
Japan Retail Fund Investment Corp. (REIT)	3	25,324
Japan Tobacco, Inc.	28	319,703
JFE Holdings, Inc.	16,225	463,142
JGC Corp.	4,000	36,577
JSR Corp.	6,000	131,453
Kajima Corp.	30,000	129,111
Kamigumi Co., Ltd.	6,000	47,897
Kanebo Ltd.*	800	11,633
Kaneka Corp.	8,000	90,563
Kansai Electric Power Co., Inc.	22,300	452,659
Kansai Paint Co., Ltd.	3,000	18,210
Kao Corp.	16,000	409,095
Katokichi Co., Ltd.	1,100	22,006
Kawasaki Heavy Industries Ltd.	40,000	65,580
Kawasaki Kisen Kaisha Ltd.	13,000	83,605
Keihin Electric Express Railway Co., Ltd.	12,000	73,895
Keio Electric Railway Co., Ltd.	13,000	76,247
Keyence Corp.	970	217,344
Kikkoman Corp.	3,000	28,603
Kinden Corp.	6,000	44,852
Kintetsu Corp.	40,900	141,296
Kirin Brewery Co., Ltd.	22,000	216,629
Kobe Steel Ltd.	80,000	122,572
Kokuyo Corp.	3,000	36,215
Komatsu Ltd.	28,000	195,921
Komori Corp.	2,000	29,199
Konami Co., Ltd.	2,200	50,991
Konica Minolta Holdings, Inc.	13,500	179,174
KOYO SEIKO Co., Ltd.	2,000	28,145
Kubota Corp.	34,000	168,557
Kuraray Co., Ltd.	14,000	125,559
Kuraya Sanseido, Inc.*	1,400	15,753
Kurita Water Industries	3,000	43,154
Kyocera Corp.	5,100	392,691
Kyowa Hakko Kogyo Co., Ltd.	8,000	60,115
Kyushu Electric Power Co.	11,600	234,332
Lawson, Inc.	1,400	51,644
Leopalace21 Corp.	4,000	70,421
Mabuchi Motor Co., Ltd.	700	50,483
Makita Corp.	3,000	52,464
Marubeni Corp.	40,000	110,862
Marui Co., Ltd.	10,000	133,893
Matsushita Electric Industrial Co., Ltd.	67,614	1,072,903
Matsushita Electric Works Ltd.	10,000	87,147
Meiji Dairies Corp.	8,000	47,468
Meiji Seika Kaisha Ltd.	9,000	41,544
Meitec Corp.	1,100	41,007
Millea Holdings, Inc.	44	652,679
Minebea Co., Ltd.	8,000	34,898
Mitsubishi Chemical Corp.	52,000	158,329
Mitsubishi Corp.	33,000	426,388
Mitsubishi Electric Corp.	54,000	264,546
Mitsubishi Estate Co., Ltd. (REIT)	29,000	339,612
Mitsubishi Gas & Chemical Co.	7,000	32,995
Mitsubishi Heavy Industries Ltd.	90,000	255,587
Mitsubishi Logistics Corp.	3,000	29,570
Mitsubishi Materials Corp.	23,000	48,258
Mitsubishi Rayon Co., Ltd.	17,000	61,882
Mitsubishi Tokyo Financial Group, Inc.	138	1,400,605
Mitsui & Co.	39,000	349,771
Mitsui Chemicals, Inc.	20,000	108,910
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	23,909
Mitsui Fudosan Co., Ltd.	22,000	267,298
Mitsui Mining & Smelting Co., Ltd.	19,000	83,810
Mitsui O.S.K. Lines, Ltd.	29,000	174,051
Mitsui Sumitomo Insurance Co., Ltd.	40,260	349,677
Mitsui Trust Holdings, Inc.	14,100	140,904
Mitsukoshi Ltd.*	15,000	72,899
Mitsumi Electric Co., Ltd.	900	10,294
Mizuho Financial Group, Inc.	236	1,188,406
Murata Manufacturing Co., Ltd.	6,900	385,840
Namco Ltd.	2,200	28,877
NEC Corp.	51,000	317,039
NEC Electronics Corp.	1,000	48,795
Net One Systems Co., Ltd.	18	75,007
NGK Insulators Ltd.	9,000	86,074
NGK Spark Plug Co., Ltd.	4,000	41,417
Nichii Gakkan Co.	300	9,720
Nichirei Corp.	9,000	35,835
Nidec Corp.	1,500	182,834
Nikko Cordial Corp.	49,000	259,656
Nikon Corp.	7,000	86,484
Nintendo Co., Ltd.	3,000	376,793
Nippon Building Fund, Inc.	10	85,293
Nippon Express Co., Ltd.	26,000	128,135
Nippon Meat Packers, Inc.	5,000	67,776
Nippon Mining Holdings, Inc.	23,000	108,188
Nippon Oil Co., Ltd.	40,000	256,465
Nippon Sheet Glass Co., Ltd.	10,000	41,378
Nippon Steel Corp.	189,000	462,955
Nippon Telegraph & Telephone Corp.	156	700,303
Nippon Unipac Holdings	29	130,184
Nippon Yusen Kabushiki Kaisha	28,000	150,834
Nishimatsu Construction Co., Ltd.	5,000	17,420
Nissan Chemical Industries, Ltd.	3,000	23,626
Nissan Motor Co., Ltd.	76,000	826,232
Nisshin Seifun Group, Inc.	6,000	66,517
Nisshin Steel Co., Ltd.	13,000	29,940
Nisshinbo Industries	2,000	14,970
Nissin Food Products Co., Ltd.	2,800	70,225
Nitto Denko Corp.	5,200	285,196
NOK Corp.	3,300	103,377
Nomura Holdings, Inc.	57,000	831,053
Nomura Research Institute, Ltd.	800	74,949
NSK Ltd.	13,000	65,336
NTN Corp.	15,000	86,074
NTT Data Corp.	42	135,669
NTT DoCoMo, Inc.	610	1,125,110
Obayashi Corp.	19,000	119,781
Obic Co., Ltd.	200	39,719
Odakyu Electric Railway Co., Ltd.	20,000	115,936
Oji Paper Co., Ltd.	26,000	149,195
Oki Electric Industry Co.*	10,000	43,037
Okumura Corp.	1,000	6,324
Olympus Corp.	7,000	149,263
Omron Corp.	6,900	164,638
Onward Kashiyama Co.	4,000	58,202
Oracle Corp.	1,100	57,002
Oriental Land Co., Ltd.	1,600	111,174
ORIX Corp.	2,400	326,027
Osaka Gas Co.	64,000	199,863
Pioneer Corp.	5,400	105,397
Promise Co., Ltd.	2,800	200,020
Q.P. Corp.	2,000	17,390
Rakuten, Inc.	16	18,269
Rakuten, Inc.*	144	129,286
Resona Holding, Inc.*	143,000	290,270
Ricoh Co., Ltd.	21,000	405,162
ROHM Co., Ltd.	3,300	341,368
Sanken Electric Co., Ltd.	2,000	26,174
Sankyo Co., Ltd.	12,000	271,104
Sankyo Co., Ltd.	900	45,496
Sanyo Electric Co., Ltd.	49,000	169,279
Sapporo Holdings Ltd.	5,000	23,665
Secom Co., Ltd.	6,400	256,075
Sega Sammy Holdings, Inc.*	2,244	123,292
Seiko Epson Corp.	2,700	120,152
Seino Transportation Co.	2,000	18,737
Sekisui Chemical Co., Ltd.	14,000	102,332
Sekisui House Ltd.	15,000	174,783
Seven-Eleven Japan Co., Ltd.	12,000	378,257
Sharp Corp.	29,000	473,475
Shimachu Co., Ltd.	700	17,317
Shimamura Co., Ltd.	600	43,798
Shimano, Inc.	3,100	88,489
Shimizu Corp.	18,000	90,290
Shin-Etsu Chemical Co., Ltd.	11,100	454,962
Shinsei Bank, Ltd.	13,000	88,553
Shionogi & Co., Ltd.	8,000	110,628
Shiseido Co., Ltd.	11,000	159,305
Showa Denko KK	34,000	87,596
Showa Shell Sekiyu KK	5,000	45,526
Skylark Co., Ltd.	2,000	34,391
SMC Corp.	1,700	194,603
Snow Brand Milk Products Co., Ltd.*	1,500	4,611
Softbank Corp.	6,900	336,011
Sompo Japan Insurance, Inc.	21,000	213,955
Sony Corp.	28,200	1,089,802
Stanley Electric Co., Ltd.	3,300	56,551
Sumitomo Bakelite Co., Ltd.	2,000	12,628
Sumitomo Chemical Co., Ltd.	41,000	200,859
Sumitomo Corp.	29,000	250,181
Sumitomo Electric Indstries Ltd.	22,000	239,387
Sumitomo Heavy Industries Ltd.*	18,000	66,927
Sumitomo Metal Industries Ltd.	120,000	162,779
Sumitomo Metal Mining Co., Ltd.	17,000	121,440
Sumitomo Mitsui Finance Group, Inc.	124	901,532
Sumitomo Osaka Cement Co., Ltd.	12,000	29,394
Sumitomo Realty & Development Co., Ltd.	13,000	169,494
Suzuken Co., Ltd.	1,900	50,991
T&D Holdings, Inc.*	5,450	260,613
Taiheiyo Cement Corp.	29,000	72,167
Taisei Corp.	25,000	97,346
Taisho Pharmaceutical Co., Ltd.	5,000	108,812
Taiyo Nippon Sanso Corp.	6,000	35,191
Taiyo Yuden Co., Ltd.	2,000	23,265
Takara Holdings, Inc.	4,000	26,037
Takashimaya Co., Ltd.	9,000	86,601
Takeda Chemical Industries, Ltd.	27,000	1,359,617
Takefuji Corp.	1,870	126,467
TDK Corp.	3,800	281,468
Teijin Ltd.	27,000	117,254
Teikoku Oil Co., Ltd.	4,000	22,250
Terumo Corp.	5,300	142,754
The 77 Bank, Ltd.	8,000	56,290
The Bank of Fukuoka, Ltd.	13,000	85,635
The Chiba Bank, Ltd.	22,000	147,067
The Furukawa Electric Co., Ltd.*	19,000	105,319
The Gunma Bank Ltd.	10,000	58,066
The Joyo Bank Ltd.	16,000	78,072
The Shizuoka Bank Ltd.	19,000	180,043
The Sumitomo Trust & Banking Co., Ltd.	38,000	274,793
The Suruga Bank, Ltd.	4,000	31,931
THK Co., Ltd.	1,800	35,659
TIS, Inc.	600	26,291
Tobu Railway Co., Ltd.	20,000	76,120
Toda Corp.	6,000	29,277
Toho Co., Ltd.	4,300	67,939
Tohoku Electric Power Co., Inc.	12,200	219,069
Tokyo Broadcasting System, Inc.	1,000	16,307
Tokyo Electric Power Co.	35,100	861,486
Tokyo Electron Ltd.	5,400	332,527
Tokyo Gas Co., Ltd.	70,000	286,913
Tokyo Style Co., Ltd.	2,000	23,480
Tokyu Corp.	32,000	173,007
TonenGeneral Sekiyu K.K.	10,000	91,051
Toppan Printing Co., Ltd.	17,000	188,631
Toray Industries, Inc.	38,000	178,003
Toshiba Corp.	87,000	373,573
Tosoh Corp.	15,000	67,483
Tostem Inax Holding Corp.	7,848	142,531
TOTO Ltd.	10,000	95,443
Toyo Seikan Kaisha Ltd.	5,000	92,222
Toyo Suisan Kaisha Ltd.	1,000	14,736
Toyobo Co., Ltd.	20,000	48,209
Toyoda Gosei Co., Ltd.	900	18,313
Toyota Industries Corp.	6,400	159,891
Toyota Motor Corp.	87,100	3,544,520
Trend Micro, Inc.	3,000	161,901
Ube Industries Ltd.*	13,000	21,948
UFJ Holdings, Inc.*	117	709,056
Uni-Charm Co.	1,400	67,083
UNY Co., Ltd.	6,000	68,566
Ushio, Inc.	3,000	56,065
USS Co., Ltd.	800	67,142
Wacoal Corp.	4,000	47,975
West Japan Railway Corp.	54	218,171
World Co., Ltd.	1,300	45,672
Yahoo Japan Corp.*	59	283,283
Yakult Honsha Co., Ltd.	4,000	71,201
Yamada Denki Co., Ltd.	3,000	128,525
Yamaha Corp.	4,000	61,052
Yamaha Motor Co., Ltd.	4,000	60,037
Yamaichi Securities Co., Ltd.*	14,000	0
Yamanouchi Pharmaceutical Co., Ltd.	9,300	362,126
Yamato Transport Co., Ltd.	13,000	192,837
Yamazaki Baking Co., Ltd.	5,000	46,550
Yokogawa Electric Corp.	5,000	66,849
(Cost $50,853,807)		58,883,341
Luxembourg 0.1%
Arcelor (Cost $200,269)	13,842	319,286
Netherlands 4.7%
ABN AMRO Holding NV	47,512	1,258,677
Aegon NV	42,385	577,846
Akzo Nobel NV	8,471	361,316
ASML Holding NV*	13,644	219,024
Corio NV	1,313	76,920
DSM NV	1,953	126,413
Euronext NV	2,162	66,033
European Aeronautic Defence & Space Co.	7,243	210,586
Fortis Bank Nederland NV*	50	0
Getronics NV*	10,114	23,096
Hagemeyer NV*	2,586	5,976
Heineken NV	6,983	232,830
IHC Caland NV	572	36,340
ING Groep NV	55,992	1,694,144
Koninklijke (Royal) KPN NV	61,354	582,934
Koninklijke (Royal) Philips Electronics NV	40,052	1,062,137
Koninklijke Ahold NV (ADR)*	11,830	91,919
Koninklijke Ahold NV*	36,598	283,551
Oce NV	1,190	18,213
QIAGEN NV*	3,029	33,143
Randstad Holdings NV	1,070	42,105
Reed Elsevier NV	22,034	300,396
Rodamco Europe NV	1,277	101,368
Royal Dutch Petroleum Co.	62,867	3,618,890
Royal Numico NV*	4,324	155,927
STMicroelectronics NV	18,274	356,439
TPG NV	11,852	321,874
Unilever NV	17,383	1,165,561
Vedior NV	5,000	81,487
VNU NV	6,968	205,810
Wereldhave NV	498	54,153
Wolters Kluwer NV	7,862	157,838
(Cost $11,661,488)		13,522,946
New Zealand 0.2%
Auckland International Airport Ltd.	5,780	33,316
Carter Holt Harvey Ltd.	17,681	26,435
Contact Energy Ltd.	7,349	33,972
Fisher & Paykel Appliances Holdings Ltd.	4,480	13,914
Fisher & Paykel Corp., Ltd.	11,605	27,159
Fletcher Building Ltd.	13,125	62,759
Independent Newspapers Ltd.	2,860	11,878
NGC Holdings Ltd.	3,106	6,955
Sky City Entertainment Group Ltd.	11,722	45,551
Sky Network Telelevision Ltd.*	2,305	10,239
Telecom Corp. of New Zealand Ltd.	58,935	261,798
Tenon Ltd.*	191	304
The Warehouse Group Ltd.	3,494	9,161
Tower Ltd.*	6,155	9,514
(Cost $295,544)		552,955
Norway 0.6%
DNB NOR ASA	19,450	191,878
Frontline Ltd.	1,300	57,845
Golden Ocean Group Ltd.*	3,900	2,447
Norsk Hydro ASA	4,380	344,953
Norske Skogindustrier ASA	2,800	60,561
Orkla ASA	5,614	184,456
Petroleum Geo-Services ASA*	400	24,997
Schibsted ASA	1,200	34,078
Ship Finance International Ltd.	173	3,557
Smedvig ASA	900	15,120
Statoil ASA	16,550	259,591
Storebrand ASA	6,450	62,299
Tandberg ASA	3,600	44,728
Telenor ASA	22,350	202,959
Tomra Systems ASA	5,300	29,140
Yara International ASA*	5,550	73,079
(Cost $825,064)		1,591,688
Portugal 0.3%
Banco BPI SA	9,159	37,099
Banco Comercial Portugues SA	51,674	132,750
Banco Espirito Santo e Comercial de Lisboa SA	3,035	54,867
Brisa-Auto Estrada de Portugal SA	9,964	91,419
CIMPOR-Cimentos de Portugal	4,045	22,817
Electricidade de Portugal	55,883	169,388
Jeronimo Martins, SGPS SA*	1,588	20,937
Portugal Telecom SGPS SA (Registered)	24,112	298,246
PT Multimedia Servicos	861	21,639
Sonae SGPS SA	24,104	35,057
(Cost $653,601)		884,219
Singapore 0.8%
Capitaland Ltd.	27,750	36,209
CapitaMall Trust	30,300	32,669
Chartered Semiconductors Manufacturing Ltd.*	26,400	15,849
City Developments Ltd.	17,000	73,940
ComfortDelGro Corp., Ltd.	40,000	37,981
Creative Technologies Ltd.	1,000	14,947
Datacraft Asia Ltd.*	4,000	4,320
DBS Group Holdings Ltd.	34,513	340,394
Fraser And Neave Ltd.	6,860	68,499
Haw Par Corp., Ltd.	4,245	13,392
Jardine Cycle & Carriage Ltd.	1,759	11,422
Keppel Corp.	18,750	98,781
Keppel Land Ltd	1,000	1,378
Neptune Orient Lines Ltd.	26,000	47,782
Oversea-Chinese Banking Corp., Ltd. (Foreign Registered)	33,337	275,698
Overseas Union Enterprises	3,000	14,335
Parkway Holdings Ltd.	9,000	8,270
SembCorp Industries Ltd.	31,329	31,091
SembCorp Logistics Ltd.	5,000	5,299
SembCorp Marine Ltd.	10,000	8,331
Singapore Airlines Ltd.	18,000	125,705
Singapore Exchange Ltd.	13,000	14,255
Singapore Post Ltd.	28,000	15,266
Singapore Press Holdings Ltd.	50,758	143,033
Singapore Technologies Engineering Ltd.	33,000	47,102
Singapore Telecommunications Ltd.	207,580	302,647
ST Assembly Test Services Ltd.*	15,000	9,281
United OverSeas Bank Ltd.	34,448	291,217
United Overseas Land Ltd.	13,000	16,087
Venture Corp., Ltd.	8,000	77,922
Wing Tai Holdings Ltd.	16,333	10,006
(Cost $1,753,777)		2,193,108
Spain 3.9%
Abertis Infraestructuras SA	8,246	181,567
Acciona SA	871	77,072
Acerinox SA	5,836	93,684
ACS, Actividades de Construccion y Servicios SA	8,190	187,022
Altadis SA	8,351	382,532
Amadeus Global Travel Distribution SA "A"	9,365	96,361
Antena 3 Television SA*	418	30,198
Banco Bilbao Vizcaya Argentaria SA	97,494	1,729,369
Banco Popular Espanol SA	4,616	304,303
Banco Santander Central Hispano SA	179,430	2,226,717
Cintra Concesiones de Infraestructuras de Transporte SA*	4,867	53,453
Corporacion Mapfre SA	3,256	47,975
Endesa SA	29,125	684,479
Fomento de Construcciones y Contratas SA	1,152	55,478
Gamesa Corporacion Tecnologica SA	1,941	27,175
Gas Natural SDG SA	4,539	140,421
Grupo Ferrovial SA	2,067	110,472
Iberdrola SA	23,485	596,941
Iberia Lineas Aereas de Espana SA	6,671	23,122
Indra Sistemas SA	2,647	45,226
Industria de Diseno Textil SA	6,929	204,376
Metrovacesa SA	764	35,516
NH Hoteles SA	1,973	26,174
Promotora de Informaciones SA (Prisa)	2,251	47,792
Repsol YPF SA	27,970	728,429
Sacyr Vallehermoso SA	2,940	48,554
Sociedad General de Aguas de Barcelona SA "A"	1,673	34,975
Sogecable SA*	1,182	52,473
Telefonica Publicidad e Informacion SA	1,980	18,355
Telefonica SA	134,718	2,537,979
Union Fenosa SA	6,155	161,886
Zeltia SA*	3,485	24,395
(Cost $6,937,269)		11,014,471
Sweden 2.4%
Alfa Laval AB	900	14,559
Assa Abloy AB "B"	8,300	141,760
Atlas Copco AB "A"	3,671	165,724
Atlas Copco AB "B"	1,942	81,094
Axfood AB	500	16,929
Billerud	1,000	17,832
Capio AB*	2,100	24,965
Castellum AB	700	25,070
Drott AB*	1,900	30,307
Electrolux AB	9,185	210,088
Eniro AB	4,700	48,093
Gambro AB "A"	6,300	89,825
Gambro AB "B"	2,500	35,081
Getinge AB "B"	4,700	58,525
Hennes & Mauritz AB "B"	14,700	512,091
Hoganas AB "B"	600	16,116
Holmen AB "B"	1,400	48,455
Lundin Petroleum AB*	3,500	20,067
Modern Times Group AB "B"*	1,200	32,684
Nordea Bank AB	67,414	679,679
OM Hex AB*	1,800	23,023
Sandvik AB	7,100	286,333
SAS AB*	1,500	13,543
Scania AB "B"	2,500	98,941
Securitas AB "B"	9,700	166,401
Skandia Forsakrings AB	34,000	169,350
Skandinaviska Enskilda Banken AB	14,660	283,476
Skanska AB "B"	10,400	124,808
SKF AB "B"	3,100	138,081
SSAB Svenskt Stal AB "B"	100	2,355
SSAB Svenskt Stal AB "A"	1,800	43,338
Svenska Cellulosa AB "B"	6,166	263,048
Svenska Handelsbanken AB "A"	15,300	398,306
Swedish Match AB	11,165	129,368
Tele2 AB "B"	2,500	98,188
Telefonaktiebolaget LM Ericsson "B"*	438,500	1,398,893
TeliSonera AB	56,851	340,486
TeliSonera AB	1,600	9,526
Trelleborg AB "B"	2,300	39,110
Volvo AB "A"	3,310	126,265
Volvo AB "B"	7,180	284,698
WM-Data AB "B"	7,800	16,902
(Cost $3,799,621)		6,723,383
Switzerland 6.5%
ABB Ltd. (Registered)*	51,396	287,015
ABB Ltd.*	7,601	42,664
Adecco SA (Registered)	4,281	215,537
Ciba Specialty Chemicals AG (Registered)*	2,000	152,141
Clariant AG (Registered)	6,750	108,928
Compagnie Financiere Richemont AG "A" (Bearer)	15,746	524,128
Credit Suisse Group (Registered)	34,191	1,437,279
Geberit AG (Registered)	83	60,730
Givaudan SA	222	146,230
Holcim Ltd. (Registered)	5,150	310,241
Kudelski SA (Bearer)*	1,000	36,760
Kuoni Reisen AG (Registered) "B"	10	4,397
Logitech International SA (Registered)*	1,100	67,232
Lonza Group AG (Registered)	1,150	64,726
Micronas Semiconductor Holdings AG (Foreign Registered)*	690	33,830
Nestle SA (Registered)	12,203	3,192,677
Nobel Biocare Holding AG (Bearer)	600	108,698
Nobel Biocare Holding AG	100	18,313
Novartis AG (Registered)	71,968	3,626,564
Phonak Holding AG (Registered)	709	23,382
Rieter Holding AG	73	21,186
Roche Holding AG	21,091	2,427,941
Schindler Holding AG	104	41,249
Serono SA (Bearer)	200	131,739
SGS Holdings SA (Registered)	125	87,558
Straumann SA (Registered)	150	31,132
Sulzer AG (Registered)	105	41,761
Swatch Group AG (Bearer)	850	124,760
Swatch Group AG (Registered)	1,800	53,505
Swiss Re (Registered)	9,684	690,680
Swisscom AG (Registered)	842	331,735
Syngenta AG (Registered)*	3,241	344,308
Synthes, Inc.*	1,526	171,106
UBS AG (Registered)	32,368	2,714,175
Unaxis Holding AG (Registered)	276	27,428
Valora Holding AG (Registered)	90	22,162
Zurich Financial Services AG*	4,444	740,992
(Cost $12,659,660)		18,464,889
United Kingdom 23.6%
3i Group PLC	19,523	249,632
Aegis Group PLC	20,907	43,351
Alliance Unichem PLC	7,063	102,312
AMEC PLC	7,045	40,273
Amvescap PLC	23,728	146,119
Anglo American PLC	43,218	1,022,244
ARM Holdings PLC	25,576	54,259
Arriva PLC	4,406	45,679
Associated British Ports Holdings PLC	7,056	64,347
AstraZeneca Group PLC	6,372	231,564
AstraZeneca PLC	43,531	1,578,736
Aviva PLC	69,203	834,379
BAA PLC	33,393	374,410
BAE Systems PLC	94,895	419,946
Balfour Beatty PLC	14,325	86,702
Barclays PLC	192,840	2,169,570
Barratt Developments PLC	8,077	92,189
BBA Group PLC	16,408	90,016
Bellway PLC	2,380	37,240
Berkeley Group Holdings PLC	4,489	69,723
BG Group PLC	104,340	709,142
BHP Billiton PLC	75,396	883,717
BOC Group PLC	15,268	291,225
Boots Group PLC	23,185	291,782
BP PLC	654,211	6,380,586
BPB PLC	16,497	149,891
Brambles Industries PLC	24,199	120,911
British Airways PLC*	19,365	87,370
British America Tobacco PLC	49,426	851,665
British Land PLC	16,448	282,944
British Sky Broadcasting Group PLC	39,136	422,271
BT Group PLC	259,002	1,009,435
Bunzl PLC	14,569	121,534
Cable and Wireless PLC*	65,846	150,753
Cadbury Schweppes PLC	60,770	565,861
Capita Group PLC	23,012	161,591
Carnival PLC	5,128	312,882
Cattles PLC	6,367	44,862
Centrica PLC	117,813	534,372
Close Brothers Group PLC	2,533	35,720
Cobham PLC	2,846	67,590
Compass Group PLC	67,645	319,809
Cookson Group PLC*	36,677	24,998
Corus Group PLC*	108,255	104,959
Daily Mail & General Trust "A"	8,137	115,917
Davis Service Group PLC	4,322	34,021
De La Rue PLC	2,911	19,393
Diageo PLC	92,766	1,323,295
Dixons Group PLC	64,513	188,265
DX Services PLC*	1	6
Electrocomponents PLC	16,012	87,536
EMAP PLC	8,525	133,474
EMI Group PLC	18,815	95,726
Enterprise Inns PLC	9,423	143,825
Exel PLC	9,917	137,657
FirstGroup PLC	8,522	57,060
FKI PLC	16,691	37,333
Friends Provident PLC	55,115	162,956
George Wimpey PLC	9,766	75,843
GKN PLC	17,946	81,485
GlaxoSmithKline PLC	177,727	4,169,688
Great Portland Estates PLC	245	1,548
Group 4 Securicor PLC	30,768	82,700
GUS PLC	31,226	562,639
Hammerson PLC	9,213	153,621
Hanson PLC	19,402	166,600
Hays PLC	56,416	134,579
HBOS PLC	116,097	1,890,148
Hilton Group PLC	49,173	268,589
HMV Group PLC	8,717	43,513
HSBC Holdings PLC	333,954	5,635,786
ICAP PLC	9,419	49,142
IMI PLC	10,076	76,171
Imperial Chemical Industries PLC	38,797	179,512
Imperial Tobacco Group PLC	22,446	614,953
Inchcape PLC	1,492	56,001
InterContinental Hotels Group PLC	19,877	247,098
Intertek Group PLC	3,659	49,526
Invensys PLC*	153,281	45,614
ITV PLC	126,128	254,866
J Sainsbury PLC	38,317	198,993
Johnson Mathey PLC	5,236	99,320
Kelda Group PLC	10,023	121,713
Kesa Electricals PLC	14,930	80,976
Kidde PLC	29,591	94,592
Kingfisher PLC	72,583	431,644
Land Securities Group PLC	14,097	378,908
Legal & General Group PLC	202,031	426,668
Liberty International PLC	7,409	138,049
Lloyds TSB Group PLC	169,093	1,535,556
LogicaCMG PLC	17,235	63,780
London Stock Exchange PLC	5,049	56,417
Man Group PLC	8,874	250,788
Marconi Corp. PLC*	4,779	51,611
Marks & Spencer Group PLC	51,486	339,049
Meggitt PLC	10,072	50,615
MFI Furniture Group PLC	10,649	25,352
Misys PLC	15,595	62,651
Mitchells & Butlers PLC	14,424	94,155
National Express Group PLC	2,508	39,749
National Grid Transco PLC	94,301	898,001
National Power PLC*	39,862	118,241
Next PLC	8,318	263,501
Novar PLC	8,574	30,988
Pearson PLC	25,233	304,476
Persimmon PLC	9,124	121,044
Pilkington PLC	24,287	51,292
Premier Farnell PLC	7,443	24,436
Provident Financial PLC	7,272	93,821
Prudential PLC	71,796	624,421
Punch Taverns PLC	6,342	84,075
Rank Group PLC	16,572	83,996
Reckitt Benkiser PLC	18,037	545,065
Reed Elsevier PLC	39,664	365,905
Rentokil Initial PLC	61,917	175,637
Reuters Group PLC	43,825	317,627
Rexam PLC	16,582	146,286
Rio Tinto PLC	32,552	958,073
RMC Group PLC	5,987	97,588
Rolls-Royce Group PLC	48,703	230,956
Royal & Sun Alliance Insurance Group PLC	69,098	102,813
Royal Bank of Scotland Group PLC	94,768	3,187,681
SABMiller PLC	24,867	412,493
Schroders PLC	5,472	78,898
Scottish & Newcastle PLC	22,567	188,795
Scottish & Southern Energy PLC	26,633	446,133
Scottish Power PLC	57,691	446,644
Serco Group PLC	13,638	62,841
Severn Trent PLC	10,627	197,295
Shell Transport & Trading Co., PLC	290,303	2,474,648
Signet Group PLC	38,960	82,279
Slough Estates PLC	12,154	128,340
Smith & Nephew PLC	29,445	301,313
Smiths Group PLC	17,422	274,947
SSL International PLC	3,036	18,361
Stagecoach Group PLC	19,880	43,416
Tate & Lyle PLC	10,914	99,059
Taylor Woodrow PLC	12,869	67,204
Tesco PLC	236,714	1,462,250
The Peninsular and Oriental Steam Navigation Co.	22,358	127,702
The Sage Group PLC	41,331	160,488
TI Automotive Ltd. "A"*	11,991	0
Tomkins PLC	25,788	125,880
Trinity Mirror PLC	6,568	80,199
Unilever PLC	82,457	809,752
United Business Media PLC	8,681	80,000
United Utilities PLC	15,492	187,382
United Utilities PLC	7,770	66,756
Vodafone Group PLC	1,993,736	5,406,735
Whitbread PLC	9,817	159,546
William Hill PLC	9,896	107,156
Wolseley PLC	17,746	331,677
WPP Group PLC	35,149	386,675
Yell Group PLC	17,708	149,590
(Cost $52,579,025)		67,385,610
Total Common Stocks (Cost $202,462,001)		268,070,035
Preferred Stocks 0.2%
Belgium 0.0%
Fortis (Cost $2)	2,223	30
Germany 0.2%
Fresenius Medical Care AG	500	28,986
Henkel KGaA	1,626	141,449
Porsche AG	223	142,311
ProSiebensat. 1 Media AG	2,800	51,380
RWE AG	1,035	48,127
Volkswagen AG	2,700	89,584
(Cost $421,056)		501,837
New Zealand 0.0%
Tenon Ltd. (Cost $2,652)	3,571	5,623
Total Preferred Stocks (Cost $423,710)		507,490

Rights 0.0%
Germany 0.0%
HeidelbergCement AG* (Cost $0)	4	0
Ireland 0.0%
Waterford Wedgwood PLC* (Cost $3,986)	38,908	106
Total Rights (Cost $3,986)		106

Exchange Traded Funds 0.0%
IShares MSCI EAFE Index Fund (Cost $39,689)	280	44,870
	Principal Amount ($)	Value ($)

US Government Backed 0.9%
US Treasury Bill, 2.182%**, 3/24/2005 (c) (Cost $2,357,180)	2,370,000	2,358,624
	Shares	Value ($)

Cash Equivalents 1.8%
Cash Management Fund Institutional, 1.99% (b) (Cost $5,182,107)	5,182,107	5,182,107
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $210,468,673) (a)	96.9	276,163,232
Other Assets and Liabilities, Net	3.1	8,805,422
Net Assets	100.0	284,968,654

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $216,098,473. At December 31, 2004, net unrealized appreciation for all securities based on tax cost was $60,064,759. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $70,242,807 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,178,048.

(b) Cash Management Fund Institutional is an affiliated fund and is managed by Deutsche Asset Management, Inc. The rate is the annualized seven-day yield.

(c) At December 31, 2004, these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.

(d) Affiliated Issuer. This security is owned in proportion with its representation in the index.

At December 31, 2004, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Hang Seng Index	1/28/2005	5	454,893	457,434	2,540
Nikkei 225	3/10/2005	8	441,998	460,400	18,402
DJ Euro Stoxx 50 Index	3/18/2005	161	6,442,784	6,451,380	8,596
SPI 200 Index	3/17/2005	9	697,606	715,387	17,781
FTSE 100 Index	3/18/2005	36	3,261,519	3,315,862	54,343
TOPIX Index	3/10/2005	21	2,236,947	2,351,664	114,717
Total Net Unrealized Appreciation					216,379

REIT: Real Estate Investment Trust

ADR: American Depositary Receipts

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2004
Assets
Investments: Investments in securities, at value (cost $205,286,566)	$ 270,981,125
Investment in Cash Management Fund Institutional (cost $5,182,107)	5,182,107
Total investments in securities, at value (cost $210,468,673)	276,163,232
Foreign currency, at value, (cost $4,806,144)*	4,827,723
Receivable for investments sold	2,370,000
Dividends receivable	360,489
Interest receivable	23,564
Receivable for variation margin on open futures contracts	718,774
Foreign taxes recoverable	156,505
Unrealized appreciation on forward foreign currency exchange contracts	295,514
Net receivable on closed forward foreign currency exchange contracts	198,799
Other assets	1,270
Total assets	285,115,870
Liabilities
Payable for investments purchased	35,142
Accrued management fee	35,606
Other accrued expense and payables	76,468
Total liabilities	147,216
Net assets, at value	$ 284,968,654

* Includes foreign currency of $3,671,418 to cover margin requirements on foreign futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2004
Investment Income
Dividends (net of foreign taxes withheld of $606,653)	$ 5,482,249
Dividends from Cash Management Fund Institutional	169,995
Interest	94,204
Total income	5,746,448
Expenses: Management fee	584,737
Administrator service fee	241,556
Auditing	60,223
Legal	18,885
Trustees' fees and expenses	15,242
Other	17,237
Total expenses, before expense reductions	937,880
Expense reductions	(92,945)
Total expenses, after expense reductions	844,935
Net investment income (loss)	4,901,513
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(1,852,931)
Futures	2,625,866
Foreign currency related transactions	2,801,302
3,574,237
Net unrealized appreciation (depreciation) during the period on: Investments	38,746,510
Futures	68,428
Foreign currency related transactions	(690,335)
38,124,603
Net gain (loss) on investment transactions	41,698,840
Net increase (decrease) in net assets resulting from operations	$ 46,600,353

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2004	2003
Operations: Net investment income	$ 4,901,513	$ 3,491,452
Net realized gain (loss) on investment transactions	3,574,237	951,679
Net unrealized appreciation (depreciation) on investment transactions during the period	38,124,603	56,970,370
Net increase (decrease) in net assets resulting from operations	46,600,353	61,413,501
Capital transactions in shares of beneficial interest: Proceeds from capital invested	69,541,220	268,471,061
Subscriptions in-kind	—	11,066,674
Value of capital withdrawn	(61,957,229)	(246,836,691)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	7,583,991	32,701,044
Increase (decrease) in net assets	54,184,344	94,114,545
Net assets at beginning of period	230,784,310	136,669,765
Net assets at end of period	$ 284,968,654	$ 230,784,310

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2004	2003	2002	2001	2000
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	285	231	137	141	172
Ratio of expenses before expense reductions (%)	.39	.40	.44	.42	.46
Ratio of expenses after expense reductions (%)	.35	.35	.35	.35	.35
Ratio of net investment income (loss) (%)	2.03	2.04	1.88	1.73	1.64
Portfolio turnover rate (%)	12	6	10	26	52
Total Investment Return (%)[a,b]	19.47	36.50	(16.58)	—	—

[a] Total return would have been lower had certain expenses not been reduced.

[b] Total investment return for the Portfolio is derived from the performance of the Institutional Class of the Scudder EAFE® Equity Index Fund.

Notes to Financial Statements

A. Significant Accounting Policies

The EAFE® Equity Index Portfolio (the "Portfolio"), a series of the Scudder Investment Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies as well as Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Portfolio may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchange and the close of the New York Stock exchange.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Certain risks may arise upon entering into when-issued or delayed delivery securities form the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary. Additionally, based on the Portfolio's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Portfolio will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the year ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $61,274,853 and $27,195,486, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both indirect, wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.25% of the Portfolio's average daily assets, computed and accrued daily and payable monthly.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, serves as sub-advisor to the Fund and is paid by the Advisor for its services. The Advisor waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the year ended December 31, 2004, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.35% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at anytime without notice to the shareholders.

Accordingly, for the year ended December 31, 2004, the Advisor waived a portion of its advisory fee aggregating $89,156 and the amount charged aggregated $495,581, which was equivalent to an annual effective rate of 0.21% of the Portfolio's average daily net assets.

The Portfolio paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Portfolio in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Portfolio. The amounts for 2002 and 2003 were $67 and $28, respectively.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2004, the Administrator Service Fee was $241,301, of which $22,664 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

D. Expense Reductions

For the year ended December 31, 2004, the Advisor agreed to reimburse the Portfolio $3,534, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an agreement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2004, the Administrator Service Fee was reduced by $255 for custodian credits earned.

E. Forward Foreign Currency Commitments

As of December 31, 2004, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation
USD	4,008,696	EUR	3,075,000	1/19/2005	$ 171,531
USD	418,653	EUR	320,000	1/19/2005	16,362
USD	1,735,864	GBP	938,000	1/19/2005	62,597
USD	596,332	GBP	320,000	1/19/2005	17,215
USD	1,720,377	JPY	178,440,000	1/19/2005	23,340
USD	630,711	JPY	65,000,000	1/19/2005	4,469
Total unrealized appreciation					$ 295,514
Currency Abbreviations
USD	United States Dollar	EUR	Euro
JPY	Japanese Yen	GBP	British Pounds

F. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by JP Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Investment Portfolios and Holders of Beneficial Interest of EAFE® Equity Index Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE® Equity Index Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 28, 2005	PricewaterhouseCoopers LLP
Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	81111W 105
Fund Number	558
Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2004, Scudder Advisor Funds II has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                             EAFE EQUITY INDEX FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
   Fiscal Year       Audit Fees    Audit-Related    Tax Fees       All Other
      Ended            Billed       Fees Billed     Billed to      Fees Billed
   December 31,       to Fund         to Fund         Fund          to Fund
--------------------------------------------------------------------------------
2004                   $15,300          $185         $8,735            $0
--------------------------------------------------------------------------------
2003                   $13,300         $1,237        $8,320            $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table shows the amount of fees  billed by PWC to Deutsche  Asset
Management,  Inc.  ("DeAM"  or  the  "Adviser"),  and  any  entity  controlling, controlled  by or under common  control  with DeAM  ("Control  Affiliate")  that provides ongoing services to the Fund ("Affiliated Fund Service Provider"),  for
engagements  directly related to the Fund's operations and financial  reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                       Audit-Related          Tax Fees           All Other
                        Fees Billed           Billed to        Fees Billed
                        to Adviser           Adviser and      to Adviser and
  Fiscal              and Affiliated         Affiliated         Affiliated
 Year Ended            Fund Service         Fund Service       Fund Service
December 31,            Providers             Providers          Providers
--------------------------------------------------------------------------------
2004                      $431,907             $0                     $0
--------------------------------------------------------------------------------
2003                      $538,457             $0                     $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                     Total
                                   Non-Audit
                                Fees billed to
                                  Adviser and
                                Affiliated Fund         Total
                               Service Providers      Non-Audit
                                 (engagements        Fees billed
                                    related        to Adviser and
                                directly to the    Affiliated Fund
                    Total       operations and         Service
                  Non-Audit        financial         Providers
                Fees Billed        reporting         (all other       Total of
   Fiscal         to Fund        of the Fund)       engagements)      (A), (B
 Year Ended
December 31,         (A)              (B)                (C)           and (C)
--------------------------------------------------------------------------------
2004               $8,735             $0              $253,272          $262,007
--------------------------------------------------------------------------------
2003               $8,320             $0             $3,967,000       $3,975,320
-------------------=------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeAM and other related  entities that provide  support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder EAFE Equity Index Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder EAFE Equity Index Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 23, 2004